ACCRUED EXPENSES	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
ACCRUED EXPENSES
ACCRUED EXPENSES
Accrued expenses consisted of the following:

	September 30, 2016	December 31, 2015
Inventory-related accruals	$845,772	$548,800
Inventory supply and intermediation arrangements	245,983	252,380
Renewable energy credit and emissions obligations	106,366	19,472
Accrued transportation costs	96,479	91,546
Excise and sales tax payable	70,871	34,129
Accrued utilities	39,390	25,192
Accrued interest	31,838	22,313
Accrued salaries and benefits	14,434	61,011
Accrued construction in progress	14,203	7,400
Customer deposits	12,871	20,395
Environmental liabilities	9,525	—
Other	33,756	34,797
Total accrued expenses	$1,521,488	$1,117,435

The Company has the obligation to repurchase certain intermediates and finished products that are held in the Company’s refinery storage tanks at the Delaware City and Paulsboro refineries in accordance with the A&R Intermediation Agreements with J. Aron & Company, a subsidiary of The Goldman Sachs Group, Inc. ("J. Aron"). As of September 30, 2016 and December 31, 2015, a liability is recognized for the Inventory supply and intermediation arrangements and is recorded at market price for the J. Aron owned inventory held in the Company's storage tanks under the A&R Inventory Intermediation Agreements, with any change in the market price being recorded in cost of sales.
The Company is subject to obligations to purchase Renewable Identification Numbers ("RINs") required to comply with the Renewable Fuels Standard. The Company's overall RINs obligation is based on a percentage of domestic shipments of on-road fuels as established by the Environmental Protection Agency ("EPA"). To the degree the Company is unable to blend the required amount of biofuels to satisfy its RINs obligation, RINs must be purchased on the open market to avoid penalties and fines. The Company records its RINs obligation on a net basis in Accrued expenses when its RINs liability is greater than the amount of RINs earned and purchased in a given period and in Prepaid expenses and other current assets when the amount of RINs earned and purchased is greater than the RINs liability.

ACCRUED EXPENSES
Accrued expenses consisted of the following:

	December 31, 2015	December 31, 2014
Inventory-related accruals	$548,800	$588,297
Inventory supply and intermediation arrangements	252,380	253,549
Accrued transportation costs	91,546	59,959
Accrued salaries and benefits	61,011	55,993
Excise and sales tax payable	34,129	40,444
Accrued construction in progress	7,400	31,452
Customer deposits	20,395	24,659
Accrued interest	22,313	22,946
Accrued utilities	25,192	22,337
Renewable energy credit obligations	19,472	286
Other	34,797	30,048
	$1,117,435	$1,129,970

The Company has the obligation to repurchase certain intermediates and finished products that are held in the Company’s refinery storage tanks at the Delaware City and Paulsboro refineries in accordance with the A&R Intermediation Agreements with J. Aron. As of December 31, 2015, a liability is recognized for the Inventory supply and intermediation arrangements and is recorded at market price for the J. Aron owned inventory held in the Company's storage tanks under the Inventory Intermediation Agreements, with any change in the market price being recorded in cost of sales.
The Company had the obligation to purchase and sell feedstocks under a supply agreement with Statoil for its Delaware City refinery. This Crude Supply Agreement expired on December 31, 2015. Prior to its expiration, Statoil purchased the refinery's production of certain feedstocks or purchased feedstocks from third parties on the refineries' behalf. Legal title to the feedstocks was held by Statoil and the feedstocks were held in the refinery's storage tanks until they were needed for further use in the refining process. At that time, the products were drawn out of the storage tanks and purchased by the refinery. These purchases and sales were settled monthly at the daily market prices related to those products. These transactions were considered to be made in contemplation of each other and, accordingly, did not result in the recognition of a sale when title passed from the refinery to Statoil. Inventory remained at cost and the net cash receipts resulted in a liability.
The Company is subject to obligations to purchase Renewable Identification Numbers (“RINs”) required to comply with the Renewable Fuels Standard. The Company's overall RINs obligation is based on a percentage of domestic shipments of on-road fuels as established by the Environmental Protection Agency (“EPA”). To the degree the Company is unable to blend the required amount of biofuels to satisfy our RINs obligation, RINs must be purchased on the open market to avoid penalties and fines. The Company records its RINs obligation on a net basis in Accrued expenses when its RINs liability is greater than the amount of RINs earned and purchased in a given period and in Prepaid expenses and other current assets when the amount of RINs earned and purchased is greater than the RINs liability.
Accrued distributions represent unpaid distributions to PBF LLC related to tax distributions and non-tax distributions made by PBF LLC to its members.